SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Interest paid, net of amounts capitalized	$ 610	$ 320	$ 297
Income taxes paid, net of refunds	2,126	942	833
Non-cash financing activity:
Common stock dividends payable	$ 199	$ 161	$ 158